Other reserves - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022		Dec. 30, 2021	[2]	Jun. 30, 2021	[3]	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Other reserves	£ 53						£ 861	[1]
Other	12	[2]	£ 3		£ (2)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	4,589						2,581
Movements	(2,008)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(917)						(118)
Movements	799
Changes in fair value	1,083
Tax	(284)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,492)						(618)
Movements	2,874
Changes in fair value	3,908
Tax	1,032
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(103)						(960)
Movements	(857)
Tax	403
Loss on change in value of foreign currency basis spreads, before tax	1,258
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ (24)						£ (24)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.